Net Loss Per Unit (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Unit Reconciliation
Presented in the table below is a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations for the year ended:

	Years ended December 31,
	2023	2022
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(30,845)	$(32,757)
Less: cumulative earnings to participating unitholders	$1,800	$894
Less: deemed dividend related to Class PCTA and Class I Units	$(5,366)	$(7,063)
Net Loss Attributable to Class A Unitholders	$(27,279)	$(26,588)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(2.51)	$(2.44)
The following table presents a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations using the two class method:

	Six months ended June 30,
	2024	2023
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(12,507)	$1,020
Less: cumulative earnings to participating unitholders	1,492	779
Less: deemed dividend related to Class PCTA and Class I Units	4,777	7,912
Net Loss Attributable to Class A Unitholders	$(18,776)	$(7,671)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(1.73)	$(0.71)